Share-based Compensation - Summary of Restricted Share Units (Detail) - Long Term Incentive Plans [Member] - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2017	6,920,879
Shares, Granted	2,882,420
Shares, Vested	2,984,488
Shares, Forfeited	407,201
Shares, Outstanding at December 31, 2017	6,411,610	6,920,879
Weighted average grant date fair value, Outstanding at January 1, 2017	$ 87.48
Weighted average grant date fair value, Granted	115.05	$ 98.16	$ 79.22
Weighted average grant date fair value, Vested	85.31
Weighted average grant date fair value, Forfeited	84.17
Weighted average grant date fair value, Outstanding at December 31, 2017	$ 101.13	$ 87.48